Reconciliations of Liabilities Arising from Financing Activities - Schedule of Reconciliations of Liabilities Arising from Financing Activities (Details) - MYR (RM)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	RM 1,351,739	RM 2,177,939
Addition	2,446,312
Disposal	(351,458)	(826,200)
Payment	(675,070)
Interest charges	49,958	42,473
Interest paid	(49,958)	(42,473)
At end of year	2,771,523	1,351,739
Payment	675,070
Bank borrowings [Member]
Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	215,359	322,599
Addition
Disposal	(176,259)	(107,240)
Payment	(39,100)
Interest charges		10,060
Interest paid		(10,060)
At end of year		215,359
Payment	39,100
Lease liabilities [Member]
Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	536,380	1,255,340
Addition	2,446,312
Disposal	(175,199)	(718,960)
Payment	(635,970)
Interest charges	49,958	32,413
Interest paid	(49,958)	(32,413)
At end of year	2,171,523	536,380
Payment	635,970
Other borrowings [Member]
Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	600,000	600,000
Addition
Disposal
Payment
Interest charges
Interest paid
At end of year	600,000	RM 600,000
Payment